Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	WisdomTree Trust
Entity Central Index Key	0001350487
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
C000248535
Shareholder Report [Line Items]
Fund Name	WisdomTree 1-3 Year Laddered Treasury Fund
Trading Symbol	USSH
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree 1-3 Year Laddered Treasury Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree 1-3 Year Laddered Treasury Fund	$8	0.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[1]
AssetsNet	$ 21,890,221
Holdings Count | Holding	25
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$21,890,221 # of Portfolio Holdings25 Portfolio Turnover Rate48%
Holdings [Text Block]
Table Summary
U.S. Government Obligations	99.0%
Mutual Fund	0.2%
Other Assets and Liabilities, Net	0.8%
Total	100.0%

Largest Holdings [Text Block]
Table Summary
U.S. Treasury Notes, 3.63%, due 8/31/2027	4.2%
U.S. Treasury Notes, 3.38%, due 9/15/2028	4.2%
U.S. Treasury Notes, 3.50%, due 10/31/2027	4.2%
U.S. Treasury Notes, 3.50%, due 1/15/2029	4.2%
U.S. Treasury Notes, 3.50%, due 2/15/2029	4.2%
U.S. Treasury Notes, 3.88%, due 6/15/2028	4.2%
U.S. Treasury Notes, 3.38%, due 12/31/2027	4.2%
U.S. Treasury Notes, 3.75%, due 6/30/2027	4.2%
U.S. Treasury Notes, 3.38%, due 2/29/2028	4.1%
U.S. Treasury Notes, 3.63%, due 8/15/2028	4.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000248538
Shareholder Report [Line Items]
Fund Name	WisdomTree 7-10 Year Laddered Treasury Fund
Trading Symbol	USIN
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree 7-10 Year Laddered Treasury Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree 7-10 Year Laddered Treasury Fund	$8	0.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[2]
AssetsNet	$ 4,628,350
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$4,628,350 # of Portfolio Holdings13 Portfolio Turnover Rate21%
Holdings [Text Block]
Table Summary
U.S. Government Obligations	99.3%
Mutual Fund	1.0%
Other Assets and Liabilities, Net	(0.3)%
Total	100.0%

Largest Holdings [Text Block]
Table Summary
U.S. Treasury Notes, 4.25%, due 8/15/2035	8.5%
U.S. Treasury Notes, 4.38%, due 5/15/2034	8.3%
U.S. Treasury Notes, 4.25%, due 5/15/2035	8.3%
U.S. Treasury Notes, 4.13%, due 2/15/2036	8.3%
U.S. Treasury Notes, 3.38%, due 5/15/2033	8.3%
U.S. Treasury Notes, 4.25%, due 11/15/2034	8.3%
U.S. Treasury Notes, 4.00%, due 2/15/2034	8.3%
U.S. Treasury Notes, 3.88%, due 8/15/2034	8.3%
U.S. Treasury Notes, 4.50%, due 11/15/2033	8.3%
U.S. Treasury Notes, 4.63%, due 2/15/2035	8.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000247881
Shareholder Report [Line Items]
Fund Name	WisdomTree Bianco Total Return Fund
Trading Symbol	WTBN
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Bianco Total Return Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Bianco Total Return Fund	$22	0.43%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%	[3]
AssetsNet	$ 99,109,901
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$99,109,901 # of Portfolio Holdings15 Portfolio Turnover Rate67%
Holdings [Text Block]

Investment Breakdown (% of Net Assets)

Table Summary
Exchange-Traded Funds	99.9%
Mutual Fund	0.1%
Other Assets and Liabilities, Net	(0.0)Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.1%

Asset Breakdown (% of Net Assets)

Table Summary
Domestic Fixed Income	100.0%
Other Assets and Liabilities, Net	(0.0)Footnote Reference*
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
iShares MBS ETF	26.4%
iShares 3-7 Year Treasury Bond ETF	16.6%
iShares 7-10 Year Treasury Bond ETF	10.5%
iShares 0-5 Year TIPS Bond ETF	10.0%
Vanguard Intermediate-Term Corporate Bond ETF	7.4%
Vanguard Short-Term Corporate Bond ETF	5.1%
WisdomTree Emerging Markets Local Debt Fund	5.0%
WisdomTree Interest Rate Hedged High Yield Bond Fund	5.0%
Vanguard Long-Term Corporate Bond ETF	3.3%
Schwab Short-Term U.S. Treasury ETF	2.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000133150
Shareholder Report [Line Items]
Fund Name	WisdomTree Bloomberg U.S. Dollar Bullish Fund
Trading Symbol	USDU
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Bloomberg U.S. Dollar Bullish Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Bloomberg U.S. Dollar Bullish Fund	$25	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[4]
AssetsNet	$ 181,971,622
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$181,971,622 # of Portfolio Holdings6 Portfolio Turnover Rate52%
Holdings [Text Block]
Table Summary
U.S. Government Obligations	96.0%
Exchange-Traded Fund	3.8%
Mutual Fund	0.2%
Other Assets and Liabilities, Net	0.0%Footnote Reference*
Total	100.0%

Largest Holdings [Text Block]
Table Summary
U.S. Treasury Bills, 3.56%, due 5/7/2026	24.3%
U.S. Treasury Bills, 3.71%, due 4/7/2026	24.1%
U.S. Treasury Bills, 3.82%, due 3/5/2026	23.8%
U.S. Treasury Bills, 3.66%, due 6/11/2026	23.8%
WisdomTree Floating Rate Treasury Fund	3.8%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.56%	0.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000258460
Shareholder Report [Line Items]
Fund Name	WisdomTree Core Laddered Municipal Fund
Trading Symbol	WTMU
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Core Laddered Municipal Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Core Laddered Municipal Fund	$13	0.25%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[5]
AssetsNet	$ 10,481,499
Holdings Count | Holding	106
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$10,481,499 # of Portfolio Holdings106 Portfolio Turnover Rate0%
Holdings [Text Block]
Table Summary
Municipal Bonds	98.6%
Mutual Fund	0.4%
Other Assets and Liabilities, Net	1.0%
Total	100.0%

Largest Holdings [Text Block]
Table Summary
University of Connecticut, 5.00%, due 5/1/2026	3.5%
Texas Public Finance Authority, 5.00%, due 2/1/2027	2.8%
Indiana Finance Authority, 5.00%, due 2/1/2028	2.7%
Tarrant County Cultural Education Facilities Finance Corp., 5.00%, due 7/1/2032	2.7%
Port of Portland OR Airport Revenue, 5.25%, due 7/1/2039	2.7%
Metropolitan Washington Airports Authority Aviation Revenue, 5.00%, due 10/1/2033	2.7%
Kentucky Public Energy Authority, 5.00%, due 5/1/2036	2.6%
Massachusetts Port Authority, 5.00%, due 7/1/2030	2.6%
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project, 5.00%, due 1/1/2038	2.5%
South Dakota Health & Educational Facilities Authority, 5.00%, due 7/1/2031	2.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000230569
Shareholder Report [Line Items]
Fund Name	WisdomTree Efficient Gold Plus Equity Strategy Fund
Trading Symbol	GDE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Efficient Gold Plus Equity Strategy Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Efficient Gold Plus Equity Strategy Fund	$12	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.20%	[6]
AssetsNet	$ 689,871,335
Holdings Count | Holding	503
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$689,871,335 # of Portfolio Holdings503 Portfolio Turnover Rate42%
Holdings [Text Block]
Table Summary
United States	84.9%
South Korea	0.1%
Brazil	0.1%
Other Assets and Liabilities, Net	14.9%
Total	100.0%

Largest Holdings [Text Block]
Table Summary
NVIDIA Corp.	6.2%
Apple, Inc.	5.6%
Alphabet, Inc.	5.3%
Microsoft Corp.	4.1%
Amazon.com, Inc.	3.0%
Meta Platforms, Inc.	2.3%
Broadcom, Inc.	2.0%
Tesla, Inc.	1.7%
Berkshire Hathaway, Inc.	1.5%
Eli Lilly & Co.	1.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000230570
Shareholder Report [Line Items]
Fund Name	WisdomTree Efficient Gold Plus Gold Miners Strategy Fund
Trading Symbol	GDMN
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Efficient Gold Plus Gold Miners Strategy Fund	$37	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.45%	[7]
AssetsNet	$ 297,592,254
Holdings Count | Holding	50
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$297,592,254 # of Portfolio Holdings50 Portfolio Turnover Rate26%
Holdings [Text Block]
Table Summary
Canada	36.9%
Australia	17.5%
United States	14.6%
South Africa	6.4%
Brazil	3.6%
China	2.2%
Ivory Coast	1.7%
Burkina Faso	1.5%
Mexico	1.4%
Peru	1.3%
Other Countries	1.1%
Other Assets and Liabilities, Net	11.8%
Total	100.0%

Largest Holdings [Text Block]
Table Summary
Anglogold Ashanti PLC	7.7%
Agnico Eagle Mines Ltd.	7.4%
Newmont Corp.	7.0%
Barrick Mining Corp.	6.6%
Gold Fields Ltd.	4.8%
Kinross Gold Corp.	4.8%
Wheaton Precious Metals Corp.	3.6%
Pan American Silver Corp.	3.2%
Franco-Nevada Corp.	3.2%
Northern Star Resources Ltd.	3.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000265267
Shareholder Report [Line Items]
Fund Name	WisdomTree Efficient TIPS Plus Gold Fund
Trading Symbol	GDT
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Efficient TIPS Plus Gold Fund (the "Fund") for the period of January 22, 2026 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
WisdomTree Efficient TIPS Plus Gold Fund	$3	0.30%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.
Footnote*	The Fund commenced operations on 1/22/26. Actual expenses are calculated using a 38/365 day period (to reflect the period since commencement of operations). The expenses for a full reporting period would be higher.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.30%	[8]
AssetsNet	$ 3,298,602
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$3,298,602 # of Portfolio Holdings18 Portfolio Turnover Rate0%
Holdings [Text Block]
Table Summary
U.S. Government Obligations	80.6%
Mutual Fund	8.8%
Other Assets and Liabilities, Net	10.6%
Total	100.0%

Largest Holdings [Text Block]
Table Summary
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.56%	8.8%
U.S. Treasury Inflation Indexed Notes, 2.13%, due 4/15/2029	5.8%
U.S. Treasury Inflation Indexed Notes, 1.63%, due 4/15/2030	5.7%
U.S. Treasury Inflation Indexed Notes, 1.13%, due 10/15/2030	5.6%
U.S. Treasury Inflation Indexed Notes, 1.63%, due 10/15/2029	5.4%
U.S. Treasury Inflation Indexed Notes, 2.38%, due 10/15/2028	5.2%
U.S. Treasury Inflation Indexed Notes, 0.50%, due 1/15/2028	5.1%
U.S. Treasury Inflation Indexed Notes, 1.63%, due 10/15/2027	5.1%
U.S. Treasury Inflation Indexed Notes, 1.25%, due 4/15/2028	4.9%
U.S. Treasury Inflation Indexed Notes, 0.13%, due 4/15/2027	4.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000060975
Shareholder Report [Line Items]
Fund Name	WisdomTree Emerging Currency Strategy Fund
Trading Symbol	CEW
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Emerging Currency Strategy Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Emerging Currency Strategy Fund	$28	0.55%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[9]
AssetsNet	$ 15,574,153
Holdings Count | Holding	4
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$15,574,153 # of Portfolio Holdings4 Portfolio Turnover Rate0%
Holdings [Text Block]
Table Summary
U.S. Government Obligations	65.9%
Repurchase Agreement	30.9%
Exchange-Traded Fund	2.6%
Other Assets and Liabilities, Net	0.6%
Total	100.0%

Largest Holdings [Text Block]
Table Summary
U.S. Treasury Bills, 3.79%, due 3/5/2026	33.1%
U.S. Treasury Bills, 3.68%, due 4/2/2026	32.8%
Citigroup, Inc., tri-party repurchase agreement, 3.61%, due 3/2/2026	30.9%
WisdomTree Floating Rate Treasury Fund	2.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000104506
Shareholder Report [Line Items]
Fund Name	WisdomTree Emerging Markets Corporate Bond Fund
Trading Symbol	EMCB
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Emerging Markets Corporate Bond Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Emerging Markets Corporate Bond Fund	$30	0.60%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%	[10]
AssetsNet	$ 97,335,747
Holdings Count | Holding	193
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$97,335,747 # of Portfolio Holdings193 Portfolio Turnover Rate100%
Holdings [Text Block]
Table Summary
Chile	8.5%
Mexico	8.1%
United States	7.9%
Brazil	5.6%
South Korea	5.3%
Colombia	5.0%
Peru	4.7%
India	4.2%
Turkey	3.9%
China	3.4%
Other Countries	42.0%
Other Assets and Liabilities, Net	1.4%
Total	100.0%

Largest Holdings [Text Block]
Table Summary
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.56%	6.6%
Sitios Latinoamerica SAB de CV, 6.00%, due 11/25/2029	1.4%
Alibaba Group Holding Ltd., 5.25%, due 5/26/2035	1.4%
Bidvest Group U.K. PLC, 6.20%, due 9/17/2032	1.3%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25%, due 4/27/2029	1.3%
Windfall Mining Group Inc/Groupe Minier Windfall, Inc., 5.85%, due 5/13/2032	1.3%
Banco de Credito del Peru S.A., 6.45%, due 7/30/2035	1.1%
Celulosa Arauco y Constitucion SA, 3.88%, due 11/2/2027	1.1%
AngloGold Ashanti Holdings PLC, 3.75%, due 10/1/2030	1.1%
Bangkok Bank PCL, 3.73%, due 9/25/2034	1.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000088998
Shareholder Report [Line Items]
Fund Name	WisdomTree Emerging Markets Local Debt Fund
Trading Symbol	ELD
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Emerging Markets Local Debt Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Emerging Markets Local Debt Fund	$28	0.55%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[11]
AssetsNet	$ 125,017,977
Holdings Count | Holding	197
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$125,017,977 # of Portfolio Holdings197 Portfolio Turnover Rate10%
Holdings [Text Block]
Table Summary
Indonesia	10.4%
United States	9.0%
Thailand	8.0%
Brazil	8.0%
South Africa	7.5%
Colombia	6.9%
Supranational	6.0%
Mexico	5.8%
Malaysia	4.6%
Hungary	4.5%
Other Countries	26.6%
Other Assets and Liabilities, Net	2.7%
Total	100.0%

Largest Holdings [Text Block]
Table Summary
Citigroup, Inc., tri-party repurchase agreement, 3.61%, due 3/2/2026	9.0%
International Finance Corp., 7.00%, due 7/20/2027	1.5%
Brazil Notas do Tesouro Nacional Serie F, 10.00%, due 1/1/2031	1.3%
International Finance Corp., 7.50%, due 1/18/2028	1.2%
Brazil Letras do Tesouro Nacional, 13.66%, due 1/1/2029	1.1%
Thailand Government Bonds, 2.05%, due 4/17/2028	1.0%
Colombian TES, 13.25%, due 2/9/2033	1.0%
Republic of South Africa Government Bonds, 8.75%, due 2/28/2048	1.0%
Republic of Poland Government Bonds, 6.00%, due 10/25/2033	1.0%
Brazil Notas do Tesouro Nacional Serie F, 10.00%, due 1/1/2029	1.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000221364
Shareholder Report [Line Items]
Fund Name	WisdomTree Enhanced Commodity Strategy Fund
Trading Symbol	GCC
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Enhanced Commodity Strategy Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Enhanced Commodity Strategy Fund	$29	0.53%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.53%	[12]
AssetsNet	$ 251,025,270
Holdings Count | Holding	4
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$251,025,270 # of Portfolio Holdings4 Portfolio Turnover Rate4%
Holdings [Text Block]
Table Summary
U.S. Government Obligations	73.2%
Exchange-Traded Funds	9.3%
Mutual Fund	6.2%
Other Assets and Liabilities, Net	11.3%
Total	100.0%

Largest Holdings [Text Block]
Table Summary
U.S. Treasury Bill, 3.65%, due 5/14/2026	73.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.56%	6.2%
WisdomTree Bitcoin Fund	4.9%
WisdomTree Floating Rate Treasury Fund	4.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000152580
Shareholder Report [Line Items]
Fund Name	WisdomTree Equity Premium Income Fund
Trading Symbol	WTPI
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Equity Premium Income Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Equity Premium Income Fund	$23	0.44%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%	[13]
AssetsNet	$ 443,044,604
Holdings Count | Holding	4
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$443,044,604 # of Portfolio Holdings4 Portfolio Turnover Rate0%
Holdings [Text Block]
Table Summary
U.S. Government Obligations	98.2%
Exchange-Traded Fund	4.0%
Mutual Fund	0.6%
Other Assets and Liabilities, Net	(2.8)%
Total	100.0%

Largest Holdings [Text Block]
Table Summary
U.S. Treasury Bills, 3.66%, due 5/14/2026	49.3%
U.S. Treasury Bills, 3.64%, due 8/6/2026	48.9%
WisdomTree Floating Rate Treasury Fund	4.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.56%	0.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000136444
Shareholder Report [Line Items]
Fund Name	WisdomTree Floating Rate Treasury Fund
Trading Symbol	USFR
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Floating Rate Treasury Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Floating Rate Treasury Fund	$8	0.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[14]
AssetsNet	$ 16,098,182,516
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$16,098,182,516 # of Portfolio Holdings5 Portfolio Turnover Rate77%
Holdings [Text Block]
Table Summary
U.S. Government Obligations	99.7%
Mutual Fund	0.0%Footnote Reference*
Other Assets and Liabilities, Net	0.3%
Total	100.0%

Largest Holdings [Text Block]
Table Summary
U.S. Treasury Floating Rate Notes, 3.83%, due 10/31/2027	27.2%
U.S. Treasury Floating Rate Notes, 3.80%, due 7/31/2027	27.1%
U.S. Treasury Floating Rate Notes, 3.80%, due 4/30/2027	27.1%
U.S. Treasury Floating Rate Notes, 3.74%, due 1/31/2028	18.3%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.56%	0.0%Footnote Reference*

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000258457
Shareholder Report [Line Items]
Fund Name	WisdomTree High Income Laddered Municipal Fund
Trading Symbol	WTMY
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree High Income Laddered Municipal Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree High Income Laddered Municipal Fund	$18	0.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[15]
AssetsNet	$ 5,151,661
Holdings Count | Holding	74
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$5,151,661 # of Portfolio Holdings74 Portfolio Turnover Rate0%
Holdings [Text Block]
Table Summary
Municipal Bonds	98.1%
Mutual Fund	0.7%
Other Assets and Liabilities, Net	1.2%
Total	100.0%

Largest Holdings [Text Block]
Table Summary
Public Finance Authority, 6.50%, due 12/31/2065	5.4%
Chicago Board of Education, 6.25%, due 12/1/2050	5.2%
Oklahoma Development Finance Authority, 5.50%, due 8/15/2057	5.0%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.00%, due 7/1/2058	5.1%
Buckeye Tobacco Settlement Financing Authority, 5.00%, due 6/1/2055	4.5%
Florida Development Finance Corp., 5.25%, due 7/1/2053	3.9%
Tobacco Settlement Financing Corp., 5.00%, due 6/1/2046	3.3%
City of Chicago IL Wastewater Transmission Revenue, 5.00%, due 1/1/2038	2.3%
Central Florida Expressway Authority, 5.00%, due 7/1/2026	2.1%
Southeast Energy Authority A Cooperative District, 5.00%, due 9/1/2035	1.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000260544
Shareholder Report [Line Items]
Fund Name	WisdomTree Inflation Plus Fund
Trading Symbol	WTIP
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Inflation Plus Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Inflation Plus Fund	$35	0.65%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.65%	[16]
AssetsNet	$ 14,217,440
Holdings Count | Holding	22
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$14,217,440 # of Portfolio Holdings22 Portfolio Turnover Rate2%
Holdings [Text Block]
Table Summary
U.S. Government Obligations	81.3%
Mutual Fund	10.0%
Exchange-Traded Fund	2.1%
Other Assets and Liabilities, Net	6.6%
Total	100.0%

Largest Holdings [Text Block]
Table Summary
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.56%	10.0%
U.S. Treasury Inflation Indexed Notes, 1.13%, due 10/15/2030	5.0%
U.S. Treasury Inflation Indexed Notes, 1.63%, due 4/15/2030	5.0%
U.S. Treasury Inflation Indexed Notes, 1.63%, due 10/15/2029	4.8%
U.S. Treasury Inflation Indexed Notes, 2.13%, due 4/15/2029	4.6%
U.S. Treasury Inflation Indexed Notes, 2.38%, due 10/15/2028	4.6%
U.S. Treasury Inflation Indexed Notes, 1.63%, due 10/15/2027	4.4%
U.S. Treasury Inflation Indexed Notes, 1.25%, due 4/15/2028	4.3%
U.S. Treasury Inflation Indexed Notes, 0.13%, due 4/15/2027	4.3%
U.S. Treasury Inflation Indexed Notes, 0.13%, due 10/15/2026	4.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000134342
Shareholder Report [Line Items]
Fund Name	WisdomTree Interest Rate Hedged High Yield Bond Fund
Trading Symbol	HYZD
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Interest Rate Hedged High Yield Bond Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Interest Rate Hedged High Yield Bond Fund	$22	0.43%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%	[17]
AssetsNet	$ 216,700,226
Holdings Count | Holding	479
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$216,700,226 # of Portfolio Holdings479 Portfolio Turnover Rate32%
Holdings [Text Block]
Table Summary
Corporate Bonds	95.5%
Mutual Fund	2.1%
U.S. Government Obligations	0.6%
Other Assets and Liabilities, Net	1.8%
Total	100.0%

Largest Holdings [Text Block]
Table Summary
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.56%	2.1%
Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.63%, due 3/15/2029	0.6%
DaVita, Inc., 4.63%, due 6/1/2030	0.5%
Noble Finance II LLC, 8.00%, due 4/15/2030	0.5%
Caesars Entertainment, Inc., 4.63%, due 10/15/2029	0.5%
Level 3 Financing, Inc., 6.88%, due 6/30/2033	0.5%
XPLR Infrastructure Operating Partners LP, 7.25%, due 1/15/2029	0.5%
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, due 10/15/2027	0.5%
U.S. Treasury Bond, 4.63%, due 2/15/2046	0.5%
WULF Compute LLC, 7.75%, due 10/15/2030	0.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000134336
Shareholder Report [Line Items]
Fund Name	WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund
Trading Symbol	AGZD
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund	$12	0.23%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%	[18]
AssetsNet	$ 91,109,670
Holdings Count | Holding	1,370
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$91,109,670 # of Portfolio Holdings1,370 Portfolio Turnover Rate47% Portfolio Turnover Rate Excluding TBA Roll Transactions21%
Holdings [Text Block]
Table Summary
U.S. Government Obligations	45.4%
U.S. Government Agencies	24.8%
Corporate Bonds	24.3%
Repurchase Agreement	1.6%
Commercial Mortgage-Backed Securities	1.4%
Supranational Bonds	1.4%
Foreign Government Obligations	1.2%
Municipal Bonds	0.6%
Asset-Backed Securities	0.4%
Others	0.3%
Other Assets and Liabilities, Net	(1.4)%
Total	100.0%

Largest Holdings [Text Block]
Table Summary
Citigroup, Inc., tri-party repurchase agreement, 3.61%, due 3/2/2026	1.6%
Uniform Mortgage-Backed Securities, 6.00%, due 3/1/2056	0.8%
Government National Mortgage Association, 5.50%, due 3/20/2056	0.7%
U.S. Treasury Notes, 4.63%, due 2/15/2035	0.6%
U.S. Treasury Notes, 4.13%, due 7/31/2031	0.6%
U.S. Treasury Notes, 4.25%, due 8/15/2035	0.5%
U.S. Treasury Notes, 2.75%, due 2/15/2028	0.5%
U.S. Treasury Notes, 2.88%, due 5/15/2028	0.5%
U.S. Treasury Notes, 3.25%, due 6/30/2029	0.5%
U.S. Treasury Notes, 3.50%, due 1/31/2028	0.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000079238
Shareholder Report [Line Items]
Fund Name	WisdomTree Managed Futures Strategy Fund
Trading Symbol	WTMF
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Managed Futures Strategy Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Managed Futures Strategy Fund	$34	0.64%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.64%	[19]
AssetsNet	$ 213,519,349
Holdings Count | Holding	4
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$213,519,349 # of Portfolio Holdings4 Portfolio Turnover Rate47%
Holdings [Text Block]
Table Summary
U.S. Government Obligations	80.8%
Mutual Fund	7.1%
Exchange-Traded Funds	5.7%
Other Assets and Liabilities, Net	6.4%
Total	100.0%

Largest Holdings [Text Block]
Table Summary
U.S. Treasury Bill, 3.66%, due 5/14/2026	80.8%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.56%	7.1%
WisdomTree Floating Rate Treasury Fund	4.4%
WisdomTree Bitcoin Fund	1.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000210706
Shareholder Report [Line Items]
Fund Name	WisdomTree Mortgage Plus Bond Fund
Trading Symbol	MTGP
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Mortgage Plus Bond Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Mortgage Plus Bond Fund	$23	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[20]
AssetsNet	$ 76,728,571
Holdings Count | Holding	179
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$76,728,571 # of Portfolio Holdings179 Portfolio Turnover Rate75% Portfolio Turnover Rate Excluding TBA Roll Transactions9%
Holdings [Text Block]
Table Summary
U.S. Government Agencies	57.0%
Collateralized Mortgage Obligations	33.3%
U.S. Government Obligations	9.1%
Commercial Mortgage-Backed Securities	6.0%
Commercial Paper	2.9%
Asset-Backed Securities	1.9%
Collateralized Loan Obligations	0.9%
Mutual Fund	0.1%
Other Assets and Liabilities, Net	(11.2)%
Total	100.0%

Largest Holdings [Text Block]
Table Summary
U.S. Treasury Bills, 3.70%, due 4/2/2026	7.8%
Uniform Mortgage-Backed Securities, 5.00%, due 3/1/2056	4.7%
Federal National Mortgage Association, 5.50%, due 6/1/2055	4.1%
Federal National Mortgage Association, 5.00%, due 8/1/2053	3.3%
Barton Capital SA, 3.78%, due 3/16/2026	2.9%
Uniform Mortgage-Backed Securities, 4.50%, due 3/1/2056	2.6%
Government National Mortgage Association, 2.00%, due 10/20/2051	2.3%
Federal National Mortgage Association, 5.00%, due 9/1/2052	2.2%
Federal National Mortgage Association, 3.50%, due 9/1/2052	2.2%
Federal National Mortgage Association, 3.00%, due 5/1/2052	2.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000225934
Shareholder Report [Line Items]
Fund Name	WisdomTree Private Credit and Alternative Income Fund
Trading Symbol	HYIN
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Private Credit and Alternative Income Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Private Credit and Alternative Income Fund	$23	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.50%	[21]
AssetsNet	$ 54,336,772
Holdings Count | Holding	32
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$54,336,772 # of Portfolio Holdings32 Portfolio Turnover Rate36%
Holdings [Text Block]
Table Summary
Common Stocks	74.6%
Closed-End Funds	25.1%
Mutual Fund	0.1%
Other Assets and Liabilities, Net	0.2%
Total	100.0%

Largest Holdings [Text Block]
Table Summary
Apollo Commercial Real Estate Finance, Inc.	3.6%
Chimera Investment Corp.	3.6%
AGNC Investment Corp.	3.6%
MFA Financial, Inc.	3.6%
Arbor Realty Trust, Inc.	3.6%
ARMOUR Residential REIT, Inc.	3.6%
PIMCO Dynamic Income Fund	3.5%
Annaly Capital Management, Inc.	3.5%
Dynex Capital, Inc.	3.5%
PIMCO Corporate & Income Opportunity Fund	3.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000222596
Shareholder Report [Line Items]
Fund Name	WisdomTree Target Range Fund
Trading Symbol	GTR
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Target Range Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Target Range Fund	$36	0.70%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%	[22]
AssetsNet	$ 65,250,321
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$65,250,321 # of Portfolio Holdings6 Portfolio Turnover Rate0%
Holdings [Text Block]
Table Summary
U.S. Government Obligations	81.8%
Purchased Options (Exchange-Traded)	20.0%
Mutual Fund	0.4%
Other Assets and Liabilities, Net	(2.2)%
Total	100.0%

Largest Holdings [Text Block]
Table Summary
U.S. Treasury Bill, 3.66%, due 5/14/2026	81.8%
State Street SPDR S&P 500 ETF Trust, Purchased Call Option @ $590 expiring 1/15/2027	9.1%
iShares MSCI EAFE ETF, Purchased Call Option @ $85 expiring 1/15/2027	4.6%
iShares Russell 2000 ETF, Purchased Call Option @ $225 expiring 1/15/2027	3.7%
iShares MSCI Emerging Markets ETF, Purchased Call Option @ $49 expiring 1/15/2027	2.6%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.56%	0.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000239876
Shareholder Report [Line Items]
Fund Name	WisdomTree Voya Yield Enhanced USD Universal Bond Fund
Trading Symbol	UNIY
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Voya Yield Enhanced USD Universal Bond Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	$8	0.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[23]
AssetsNet	$ 1,342,958,895
Holdings Count | Holding	6,344
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,342,958,895 # of Portfolio Holdings6,344 Portfolio Turnover Rate54% Portfolio Turnover Rate Excluding TBA Roll Transactions54%
Holdings [Text Block]
Table Summary
Corporate Bonds	41.4%
U.S. Government Obligations	25.1%
U.S. Government Agencies	17.6%
Foreign Government Obligations	4.8%
Commercial Mortgage-Backed Securities	3.4%
Asset-Backed Securities	2.9%
Mutual Fund	2.6%
Foreign Government Agencies	0.9%
Others	1.0%
Other Assets and Liabilities, Net	0.3%
Total	100.0%

Largest Holdings [Text Block]
Table Summary
U.S. Treasury Notes, 3.50%, due 11/15/2028	2.9%
U.S. Treasury Notes, 3.50%, due 2/15/2029	2.8%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.56%	2.6%
U.S. Treasury Notes, 4.13%, due 2/15/2036	1.9%
U.S. Treasury Notes, 3.50%, due 1/31/2028	1.9%
U.S. Treasury Bonds, 3.00%, due 8/15/2052	1.8%
U.S. Treasury Notes, 0.63%, due 8/15/2030	1.8%
U.S. Treasury Notes, 3.75%, due 1/31/2031	1.2%
U.S. Treasury Notes, 3.50%, due 10/15/2028	0.9%
U.S. Treasury Notes, 4.00%, due 1/15/2027	0.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000156663
Shareholder Report [Line Items]
Fund Name	WisdomTree Yield Enhanced U.S. Aggregate Bond Fund
Trading Symbol	AGGY
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund	$6	0.12%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[24]
AssetsNet	$ 899,859,943
Holdings Count | Holding	2,238
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$899,859,943 # of Portfolio Holdings2,238 Portfolio Turnover Rate54% Portfolio Turnover Rate Excluding TBA Roll Transactions39%
Holdings [Text Block]
Table Summary
Corporate Bonds	44.6%
U.S. Government Obligations	25.8%
U.S. Government Agencies	14.1%
Commercial Mortgage-Backed Securities	6.4%
Asset-Backed Securities	4.8%
Foreign Government Obligations	3.0%
Repurchase Agreement	1.0%
Municipal Bonds	0.2%
Foreign Government Agencies	0.1%
Other Assets and Liabilities, Net	0.0%Footnote Reference*
Total	100.0%

Largest Holdings [Text Block]
Table Summary
Tennessee Valley Authority, 5.25%, due 9/15/2039	1.3%
Citigroup, Inc., tri-party repurchase agreement, 3.61%, due 3/2/2026	1.0%
Tennessee Valley Authority, 5.88%, due 4/1/2036	0.9%
Tennessee Valley Authority, 5.25%, due 2/1/2055	0.9%
Federal Home Loan Bank, 5.50%, due 7/15/2036	0.7%
Federal National Mortgage Association, 5.63%, due 7/15/2037	0.7%
U.S. Treasury Notes, 3.63%, due 10/31/2030	0.6%
U.S. Treasury Notes, 0.88%, due 11/15/2030	0.6%
U.S. Treasury Notes, 3.88%, due 3/15/2028	0.5%
U.S. Treasury Notes, 3.75%, due 6/30/2027	0.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000184315
Shareholder Report [Line Items]
Fund Name	WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund
Trading Symbol	SHAG
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund	$6	0.12%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[25]
AssetsNet	$ 43,382,636
Holdings Count | Holding	1,118
InvestmentCompanyPortfolioTurnover	86.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$43,382,636 # of Portfolio Holdings1,118 Portfolio Turnover Rate86% Portfolio Turnover Rate Excluding TBA Roll Transactions86%
Holdings [Text Block]
Table Summary
Corporate Bonds	51.8%
U.S. Government Obligations	25.3%
Commercial Mortgage-Backed Securities	12.4%
U.S. Government Agencies	8.2%
Foreign Government Obligations	1.9%
Asset-Backed Securities	0.3%
Mutual Fund	0.0%Footnote Reference*
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Largest Holdings [Text Block]
Table Summary
U.S. Treasury Notes, 3.50%, due 2/15/2029	5.7%
U.S. Treasury Notes, 3.50%, due 1/31/2028	4.9%
U.S. Treasury Bills, 3.70%, due 4/9/2026	4.7%
Federal National Mortgage Association, 7.25%, due 5/15/2030	1.4%
U.S. Treasury Notes, 3.50%, due 1/15/2029	1.2%
Tennessee Valley Authority, 7.13%, due 5/1/2030	1.0%
U.S. Treasury Bills, 3.63%, due 3/3/2026	0.9%
U.S. Treasury Notes, 3.38%, due 2/29/2028	0.9%
Federal Home Loan Bank, 3.25%, due 6/9/2028	0.8%
BANK5, 5.42%, due 12/15/2057	0.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory

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